DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
DISCONTINUED OPERATIONS
Discontinued operations of the Company's sports and entertainment business

	June 30, 2013	June 30, 2012
Revenues	$-	$-
Cost of sales	-	-
Gross profit (loss)	-	-
Operating and other non-operating expenses	-	(50,298)

Loss from discontinued operations	-	(50,298)
Gain from sale of sports and entertainment business	-	-
Loss from discontinued operations	$-	$(50,298)

	December 31, 2012	December 31, 2011
Assets:
Accounts receivable, net	$—	$44,300
Notes and loan receivable	—	16,750
Assets of discontinued operations	$—	$61,050

Liabilities:
Accounts payables and accrued expenses	$—	$21,622
Liabilities of discontinued operations	$—	$21,622